Schedules of Investments
Pax ESG Beta Dividend Fund	September 30, 2020

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.0%
COMMUNICATION SERVICES: 7.0%
Activision Blizzard, Inc.	2,679	$216,865
Alphabet, Inc., Class A (a)	1,780	2,608,768
AT&T, Inc.	94,005	2,680,083
CenturyLink, Inc.	3,993	40,289
Comcast Corp., Class A	6,969	322,386
New York Times Co., The, Class A (b)	3,648	156,098
Omnicom Group, Inc.	2,471	122,315
Verizon Communications, Inc.	35,715	2,124,685
Zynga, Inc., Class A (a)	50,168	457,532
		8,729,021

CONSUMER DISCRETIONARY: 13.5%
Amazon.com, Inc. (a)	1,636	5,151,321
Best Buy Co., Inc.	13,516	1,504,196
Chipotle Mexican Grill, Inc. (a)	658	818,361
Etsy, Inc. (a)	1,430	173,931
Home Depot, Inc., The	12,563	3,488,871
Lowe's Cos., Inc.	7,558	1,253,570
Newell Brands, Inc.	17,979	308,520
NVR, Inc. (a)	21	85,746
Starbucks Corp.	5,685	488,455
Target Corp.	15,603	2,456,224
Tractor Supply Co.	1,021	146,350
Wayfair, Inc., Class A (a)(b)	1,061	308,762
Whirlpool Corp.	2,390	439,497
Williams-Sonoma, Inc.	842	76,150
		16,699,954

CONSUMER STAPLES: 6.2%
Clorox Co., The	751	157,838
Coca-Cola Co., The	17,049	841,709
Colgate-Palmolive Co.	12,047	929,426
General Mills, Inc.	318	19,614
Hershey Co., The	827	118,542
Kimberly-Clark Corp.	8,291	1,224,249
Kroger Co., The	1,621	54,968
PepsiCo, Inc.	10,447	1,447,954
Procter & Gamble Co., The	21,163	2,941,446
		7,735,746

FINANCIALS: 6.9%
Aflac, Inc.	29,021	1,054,913
American Financial Group, Inc.	36,450	2,441,421
Bank of America Corp.	5,383	129,676
CME Group, Inc.	70	11,712
FactSet Research Systems, Inc.	1,387	464,479
Hartford Financial Services Group, Inc., The	4,435	163,474
LPL Financial Holdings, Inc.	2,422	185,695
Morningstar, Inc.	2,669	428,668
PNC Financial Services Group, Inc., The	2,495	274,225
Progressive Corp., The	4,025	381,047
Prudential Financial, Inc.	43,150	2,740,888
TFS Financial Corp.	3,738	54,911
Umpqua Holdings Corp.	23,346	247,935
		8,579,044

HEALTH CARE: 12.9%
Abbott Laboratories	5,888	640,791
AbbVie, Inc.	18,966	1,661,232
Amgen, Inc.	6,187	1,572,488
Cardinal Health, Inc.	14,042	659,272
Cerner Corp.	13,509	976,566
Eli Lilly & Co.	9,554	1,414,183
HCA Healthcare, Inc.	2,854	355,837
Humana, Inc.	2,872	1,188,692
Johnson & Johnson	23,529	3,502,997
Medtronic PLC	467	48,531
Merck & Co., Inc.	22,604	1,875,001
UnitedHealth Group, Inc.	4,491	1,400,159
West Pharmaceutical Services, Inc.	2,293	630,346
		15,926,095

INDUSTRIALS: 8.7%
C.H. Robinson Worldwide, Inc.	2,433	248,628
Cummins, Inc.	6,241	1,317,849
Eaton Corp PLC	12,276	1,252,520
Emerson Electric Co.	16,593	1,088,003
Fastenal Co.	18,747	845,302
Hubbell, Inc.	1,907	260,954
Illinois Tool Works, Inc.	5,300	1,024,013
Landstar System, Inc.	2,195	275,451
ManpowerGroup, Inc.	463	33,952
Masco Corp.	958	52,815
MSC Industrial Direct Co., Inc., Class A	10,316	652,796
Old Dominion Freight Line, Inc.	1,529	276,627
PACCAR, Inc.	2,371	202,199
Quanta Services, Inc.	2,171	114,759
Rockwell Automation, Inc.	2,437	537,797
Ryder System, Inc.	19,429	820,681
Trane Technologies PLC	1,638	198,608
Union Pacific Corp.	1,647	324,245
United Parcel Service, Inc., Class B	1,726	287,603
W.W. Grainger, Inc.	1,583	564,767
Waste Management, Inc.	3,509	397,114
		10,776,683

INFORMATION TECHNOLOGY: 32.5% (c)
Accenture PLC, Class A	7,140	1,613,569
Adobe, Inc. (a)	3,019	1,480,608
Anaplan, Inc. (a)	987	61,766
Apple, Inc.	63,162	7,314,792
Autodesk, Inc. (a)	4,222	975,324
Automatic Data Processing, Inc.	3,912	545,685
Broadcom, Inc.	5,226	1,903,936
Cadence Design Systems, Inc. (a)	2,561	273,079
Cisco Systems, Inc.	67,638	2,664,261
Citrix Systems, Inc.	2,545	350,472
Cognizant Technology Solutions Corp., Class A	6,263	434,777
Corning, Inc.	3,851	124,811
DocuSign,Inc. (a)	1,633	351,487
IBM	18,099	2,202,105

Intel Corp.	26,987	1,397,387
Intuit, Inc.	802	261,620
Jack Henry & Associates, Inc.	4,736	770,026
Manhattan Associates, Inc. (a)	4,066	388,262
Maxim Integrated Products, Inc.	12,452	841,880
Microsoft Corp.	28,945	6,088,003
National Instruments Corp.	8,836	315,445
NVIDIA Corp.	2,107	1,140,351
Paychex, Inc.	17,865	1,425,091
PayPal Holdings Inc (a)	5,202	1,024,950
QUALCOMM, Inc.	2,781	327,268
salesforce.com, Inc. (a)	539	135,461
ServiceNow, Inc. (a)	1,916	929,260
Skyworks Solutions, Inc.	3,608	524,964
Texas Instruments, Inc.	26,445	3,776,082
Western Union Co., The	15,375	329,486
WEX, Inc. (a)	1,478	205,398
Zscaler, Inc. (a)	254	35,735
		40,213,341

MATERIALS: 4.4%
Air Products & Chemicals, Inc.	3,226	960,896
Cabot Corp.	8,056	290,258
Chemours Co., The	11,887	248,557
Eastman Chemical Co.	9,515	743,312
Ecolab, Inc.	1,088	217,426
International Paper Co.	57,825	2,344,226
Sonoco Products Co.	10,939	558,655
WestRock Co.	2,114	73,440
		5,436,770

REAL ESTATE: 6.3%
American Campus Communities, Inc., REIT	33,217	1,159,939
AvalonBay Communities, Inc., REIT	4,453	665,011
Crown Castle International Corp., REIT	378	62,937
CubeSmart, REIT	8,804	284,457
Essex Property Trust, Inc., REIT	336	67,465
Healthpeak Properties, Inc., REIT	30,270	821,831
Highwoods Properties, Inc., REIT	5,149	172,852
Iron Mountain, Inc., REIT (b)	13,926	373,078
Lamar Advertising Co., Class A, REIT	11,249	744,346

Omega Healthcare Investors, Inc., REIT	30,943	926,433
Public Storage, REIT	3,334	742,548
Realty Income Corp., REIT	5,372	326,349
SBA Communications Corp., REIT	979	311,792
Simon Property Group, Inc., REIT	7,603	491,762
VICI Properties, Inc., REIT	416	9,722
Welltower, Inc., REIT	9,376	516,524
Weyerhaeuser Co., REIT	4,320	123,206
		7,800,252

UTILITIES: 0.6%
Dominion Energy, Inc.	4,340	342,557
Exelon Corp.	5,498	196,608
Public Service Enterprise Group, Inc.	2,851	156,548
		695,713

TOTAL COMMON STOCKS		122,592,619
(Cost $78,224,026)

MONEY MARKET: 0.9%
State Street Institutional U.S. Government Money Market Fund, 0.030% (d)(e)	1,090,974	1,090,974
(Cost $1,090,974)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.090% (d)(e)	65,864	65,864
(Cost $65,864)

TOTAL INVESTMENTS: 100.0%		123,749,457
(Cost $79,380,864)

PAYABLE UPON RETURN OF SECURITIES LOANED: -0.1%		(65,864)

OTHER ASSETS AND LIABILITIES - (NET): 0.1% (f)		122,802

Net Assets: 100.0%		$123,806,395

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2020. The total market value of securities on loan as of September 30, 2020 was $837,937.
(c)	Broad industry sectors used for financial reporting.
(d)	Rate shown represents annualized 7-day yield as of September 30, 2020.
(e)	Premier Class shares

September 30, 2020

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2020, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value, and the Core Bond Fund and High Yield Bond Fund each hold one position each in a Community Investment note which is valued based on a general obligation by the parent entity to limit exposure on the issue.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$862,792,309	$-	$-	$862,792,309
Cash Equivalents	37,183,475	-	-	37,183,475
Total	$899,975,784	$-	$-	$899,975,784
Small Cap
Common Stocks	$349,069,153	$-	$-	$349,069,153
Cash Equivalents	12,342,593	-	-	12,342,593
Total	$361,411,746	$-	$-	$361,411,746
ESG Beta Quality
Common Stocks	$233,690,319	$-	$-	$233,690,319
Cash Equivalents	1,086,196	-	-	1,086,196
Total	$234,776,515	$-	$-	$234,776,515
ESG Beta Dividend
Common Stocks	$122,592,619	$-	$-	$122,592,619
Cash Equivalents	1,090,974	-	-	1,090,974
Total	$123,683,593	$-	$-	$123,683,593
Global Opportunities
Common Stocks	$29,676,029	$23,547,538	$-	$53,223,567
Cash Equivalents	1,042,686	-	-	1,042,686
Total	$30,718,715	$23,547,538	$-	$54,266,253
Global Environmental Markets
Common Stocks	$702,264,595	$475,988,030	$-	$1,178,252,625
Cash Equivalents	38,788,560	-	-	38,788,560
Total	$741,053,155	$475,988,030	$-	$1,217,041,185
Global Women’s Leadership
Common Stocks	$436,731,688	$164,493,782	$-	$601,225,470
Preferred Stocks	-	586,890	-	586,890
Cash Equivalents	3,840,223	-	-	3,840,223
Total	$440,571,911	$165,080,672	$-	$605,652,583
EAFE ESG Leaders
Common Stocks	$14,902,920	$572,250,576	$-	$587,153,496
Preferred Stocks	-	2,894,181	-	2,894,181
Cash Equivalents	4,759,916	-	-	4,759,916
Total	$19,662,836	$575,144,757	$-	$594,807,593
Core Bond
Community Investment Notes	$-	$-	$286,933	286,933
Corporate Bonds	-	281,706,587	-	281,706,587
U.S. Gov't Agency Bonds	-	9,098,466	-	9,098,466
Supranational Bonds	-	75,173,552	-	75,173,552
Municipal Bonds	-	19,618,649	-	19,618,649
U.S. Treasury Notes	-	96,226,817	-	96,226,817
Asset-Backed Securities	-	52,006,485	-	52,006,485
Mortgage-Backed Securities	-	184,320,254	-	184,320,254
Medium Term Certificates of Deposit	-	261,149	-	261,149
Cash Equivalents	32,133,339	255,557	-	32,388,896
Total	$32,133,339	$718,667,516	$286,933	$751,087,788
High Yield Bond
Common Stocks	$-	$-	$0	$0
Community Investment Notes			500,000	500,000
Preferred Stocks	3,289,200	-	0	3,289,200
Corporate Bonds	-	382,306,050	-	382,306,050
Loans	-	3,237,894	-	3,237,894
Medium Term Certificates of Deposit	-	100,871	-	100,871
Cash Equivalents	12,821,526	1,108,891	-	13,930,417
Total	$16,110,726	$386,753,706	$500,000	$403,364,432
Sustainable Allocation
Affiliated Investment Companies	$1,900,335,122	$-	$-	$1,900,335,122
Cash Equivalents	75,262,447	-	-	75,262,447
Total	$1,975,597,569	$-	$-	$1,975,597,569

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

								Net change in
								Unrealized
	Shares Held at	Gross	Gross	Shares Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund	12/31/19	Additions	Reductions	9/30/2020	12/31/19	Income	Gains/Losses[1]	Depreciation	09/30/20
Sustainable Allocation
Large Cap	73,178,029	3,835,312	6,629,032	70,384,309	$761,051,498	$3,440,315	$2,803,750	$64,527,917	$791,823,480
Small Cap	2,158,328	1,631,022	-	3,789,350	31,986,423	-	-	(3,065,910)	48,920,512
ESG Beta Dividend	10,010,369	90,100	1,963,974	8,136,495	128,232,821	1,094,720	4,118,270	(2,345,914)	106,099,897
Global Opportunities	2,548,966	-	-	2,548,966	30,689,545	-	-	2,243,090	32,932,635
Global Environmental Markets	1,482,025	693,169	-	2,175,194	25,149,965	159,810	-	6,735,842	40,545,617
Global Women's Leadership	785,900	737,843	-	1,523,743	21,329,334	287,008	-	(170,537)	41,445,806
EAFE ESG Leaders	15,576,499	3,282,363	2,116,402	16,742,460	145,484,501	1,707,198	1,664,745	(1,848,547)	149,007,897
Core Bond	66,778,157	4,232,916	7,162,992	63,848,081	687,147,238	10,629,102	3,396,107	28,886,831	689,559,278
High Yield	3,263,125	69,072	3,332,197	-	22,058,723	448,587	(130,091)	(1,047,239)	-
Total					$1,853,130,048	$17,766,740	$11,852,782	$93,915,532	$1,900,335,122

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.